Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2025
Prospectus

The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2016.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces similar information for Financials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Banking Portfolio and Financials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Gerard Benson is Co-Portfolio Manager of Banking Portfolio and Financials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Benson has worked as a research analyst and portfolio manager.
Matthew Reed is Co-Portfolio Manager of Banking Portfolio and Financials Portfolio, which he has managed since 2016 and 2019, respectively. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about April 30, 2026, Mr. Reed will transition off Banking Portfolio and Financials Portfolio and Mr. Benson will assume sole portfolio manager responsibilities.
The following information replaces similar information for Insurance Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Fahim Razzaque (Co-Portfolio Manager) has managed the fund since 2022.
Effective January 31, 2026, Mr. Razzaque will no longer serve as Co-Portfolio Manager of the fund and Ms. Abernethy will assume sole portfolio manager responsibilities.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Insurance Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy is Co-Portfolio Manager of Insurance Portfolio, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a research analyst and portfolio manager.
Fahim Razzaque is Co-Portfolio Manager of Insurance Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Razzaque has worked as a managing director of research, research analyst, and portfolio manager.
Effective January 31, 2026, Mr. Razzaque will no longer serve as Co-Portfolio Manager of Insurance Portfolio and Ms. Abernethy will assume sole portfolio manager responsibilities.
SELFIN-PSTK-1125-138 1.916419.138	November 18, 2025